Short-term bank loans	12 Months Ended
Dec. 31, 2014
Short-term bank loans
Short-term bank loans

15.  Short-term bank loans

In November 2013, the Group entered into a loan agreement, whereby on November 4, 2013 the Group effectively pledged certain time deposits to secure the bank loan, totaling US$153,000 and bearing interest at 1.30% per annum over 1-month London Inter-Bank Offered Rate (“LIBOR”) with the maturity date on November 3, 2014. The loan was fully repaid in November 2014.

In March 2014, the Group entered into another loan agreement, whereby on March 7, 2014 the Group effectively pledged certain time deposits to secure the bank loan, totaling US$309,000 and bearing interest at 0.80% per annum over 1-month LIBOR with the maturity date on March 6, 2015.